UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22271

Nuveen New York Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Municipal Value Fund 2 (NYV)
	June 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.9% (4.0% of Total Investments)
$ 1,350	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	$ 1,380,078
	Series 2001, 6.500%, 5/15/33
	Education and Civic Organizations – 9.4% (9.7% of Total Investments)
1,200	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	921,144
	Schools, Series 2007A, 5.000%, 4/01/37
380	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue	No Opt. Call	N/R	398,647
	Bonds (Enterprise Charter School Project), Series 2011A, 6.000%, 12/01/19
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/17 at 100.00	Aa2	1,004,890
	Facilities, Series 2007, 5.000%, 7/01/37
4,895	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	No Opt. Call	AA3	871,751
	PILOT, Series 2009A, 0.000%, 3/01/40 – AGC Insured
150	Dormitory Authority of the State of New York, Fourth General Resolution Consolidated Revenue	No Opt. Call	AA–	150,021
	Bonds, City University System, Series 2003A, 5.250%, 7/01/11
7,625	Total Education and Civic Organizations			3,346,453
	Energy – 2.7% (2.8% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	950,890
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 22.2% (22.8% of Total Investments)
290	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	BBB+	301,414
	6.000%, 11/15/25
500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	490,255
	Hospital, Series 2005, 4.900%, 8/15/31
50	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	50,871
	Series 2010, 5.000%, 7/01/26
1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	1/12 at 100.00	A3	999,930
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/27 – RAAI Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	Baa1	1,500,600
	Obligated Group, Series 2006B, 5.000%, 11/01/34
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/19 at 100.00	A–	1,519,875
	Obligated Group, Series 2009A, 5.500%, 5/01/37
1,010	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BBB+	1,019,454
	2007B, 5.625%, 7/01/37
700	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	658,707
	System, Series 2006, 5.000%, 8/01/24
725	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	712,392
	5.750%, 11/15/37
85	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	86,411
	2010-C2, 6.125%, 11/01/37
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/14 at 100.00	A+	514,765
	Obligated Group, Series 2009, 6.625%, 2/15/32
7,860	Total Health Care			7,854,674
	Housing/Multifamily – 13.4% (13.7% of Total Investments)
1,500	New York City Housing Development Corporation, New York, FNMA Backed Progress of Peoples	11/15 at 100.00	AAA	1,493,535
	Development Multifamily Rental Housing Revenue Bonds, Series 2005B, 4.950%, 5/15/36
	(Alternative Minimum Tax)
1,800	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/14 at 100.00	AA	1,788,246
	Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009A,	5/19 at 100.00	Aa2	1,009,650
	5.250%, 11/01/41
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	435,767
	4.500%, 11/01/29
4,750	Total Housing/Multifamily			4,727,198
	Tax Obligation/General – 5.9% (6.0% of Total Investments)
1,500	New York City, New York, General Obligation Bonds, Fiscal 2009 Series J1, 5.000%, 5/15/36	No Opt. Call	AA	1,531,725
500	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	550,560
2,000	Total Tax Obligation/General			2,082,285
	Tax Obligation/Limited – 26.6% (27.4% of Total Investments)
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax,	No Opt. Call	AA+	1,037,410
	Educations Series 2003A, 5.500%, 3/15/12 – AGM Insured
200	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	No Opt. Call	AAA	205,390
	Education Series 2006D, 4.000%, 3/15/12
1,200	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/19 at 100.00	AAA	1,237,452
	Education Series 2009A, 5.000%, 3/15/38
1,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	1,195,344
1,710	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,552,783
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA–	1,555,215
	Series 2009-S5, 5.250%, 1/15/39
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,073,800
	Option Bond Trust 09-6W, 13.376%, 3/15/37 (IF), (5)
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,565,235
	2009A, 6.000%, 8/01/42
9,310	Total Tax Obligation/Limited			9,422,629
	Transportation – 13.2% (13.6% of Total Investments)
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
500	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	B–	511,759
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–	511,814
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 100.00	N/R	1,145,880
	Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
180	6.500%, 12/01/28	12/15 at 100.00	BBB–	189,799
140	6.000%, 12/01/36	12/20 at 100.00	BBB–	142,307
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Series 2008A:
800	5.000%, 11/15/11	No Opt. Call	Aa2	814,320
1,325	5.000%, 11/15/33	5/18 at 100.00	Aa2	1,368,884
5,445	Total Transportation			4,684,763
$ 39,190	Total Investments (cost $32,270,213) – 97.3%			34,448,970
	Other Assets Less Liabilities – 2.7% (6)			948,892
	Net Assets Applicable to Common Shares – 100%			$ 35,397,862

Investments in Derivatives

Forward Swaps outstanding at June 30, 2011:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (4)	Date	(Depreciation)
Barclays Bank PLC	$1,500,000	Receive	3-Month USD-LIBOR	4.746%	Semi-Annually	3/30/12	3/30/35	$(126,442)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$34,448,970	$ —	$34,448,970
Derivatives:
Forward Swaps*	—	(126,442)	—	(126,442)
Total	$ —	$34,322,548	$ —	$34,322,548
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of June 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statements of Assets Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation	$ -	Unrealized depreciation	$ 126,442
		on forward swaps*		on forward swaps*
* Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $32,184,494.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$2,279,330
Depreciation	(14,854)
Net unrealized appreciation (depreciation) of investments	$2,264,476

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.
N/R	Not rated.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Municipal Value Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 29, 2011